Subsequent Events - Schedule of Local Market, the Bank has Placed Bonds (Details)	12 Months Ended
	Dec. 31, 2024 CLP ($)	Jan. 10, 2025 CLP ($)	Dec. 31, 2024 CLF	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 CLF
Subsequent Events (Details) - Schedule of Local Market, the Bank has Placed Bonds [Line Items]
Amount	$ 220,811,161,000,000			$ 272,064,708,000,000
Senior bonds | Santander bonds in UF
Subsequent Events (Details) - Schedule of Local Market, the Bank has Placed Bonds [Line Items]
Amount | CLF			CLF 21,302,000		CLF 7,719,000
AA18 | Senior bonds | Santander bonds in UF
Subsequent Events (Details) - Schedule of Local Market, the Bank has Placed Bonds [Line Items]
Rate	3.30%
Amount		$ 1,300,000,000,000